Shareholder Fees - STERLING CAPITAL ENHANCED CORE BOND ETF - STERLING CAPITAL ENHANCED CORE BOND ETF Shares	Feb. 11, 2026 USD ($)
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee	$ 0